Share Capital (Details 1)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Options Outstanding, Number Outstanding | shares	900,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 4 months 6 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50
Exercise Prices One
Statement [Line Items]
Exercise Price	$ 0.30
Options Outstanding, Number Outstanding | shares	40,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 months 26 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.30
Exercise Price Two
Statement [Line Items]
Exercise Price	$ 0.50
Options Outstanding, Number Outstanding | shares	60,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 6 months
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50
Exercise Price Three
Statement [Line Items]
Exercise Price	$ 0.50
Options Outstanding, Number Outstanding | shares	300,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 5 months 23 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50
Exercise Price Four
Statement [Line Items]
Exercise Price	$ 0.52
Options Outstanding, Number Outstanding | shares	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months 10 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.52